CONTINGENCIES	6 Months Ended
Jun. 30, 2025
Disclosure Of Commitments And Contingencies [Abstract]
CONTINGENCIES
13.	CONTINGENCIES

(a)	Government Grant Contingencies

The Group has received training and employment grant income from Irish development agencies. Subject to existence of certain conditions specified in the grant agreements, this income may become repayable. No such conditions existed as at June 30, 2025. However, if the income were to become repayable, the maximum amounts repayable as at June 30, 2025 would amount to US$3,313,000 (June 30, 2024 US$3,291,000).

(b)	Other Contingencies

The Group has other contingencies primarily relating to claims and legal proceedings, onerous contracts, product warranties and employee-related provisions. The status of each significant claim and legal proceeding in which the Group is involved is reviewed by management on a periodic basis and the Group’s potential financial exposure is assessed.

If the potential loss from any claim or legal proceeding is considered probable, and the amount can be reliably estimated, liability is recognized for the estimated loss. Because of the uncertainties inherent in such matters, the related provisions are based on the best information available at the time; the issues taken into account by management and factored into the assessment of legal contingencies include, as applicable, the status of settlement negotiations, interpretations of contractual obligations, prior experience with similar contingencies/claims, and advice obtained from legal counsel and other third parties.

The Group expects the majority of these provisions will be utilized within one to three years of the balance sheet date; however due to the nature of the legal provisions there is a level of uncertainty in the timing of settlement as the Group generally cannot determine the extent and duration of the legal process. From time to time, we are subject to reviews, examinations, and audits by tax authorities in the jurisdictions in which we operate. We believe our tax estimates are reasonable and take the appropriate external tax advice where required.